THE ADVISORS' INNER CIRCLE FUND

                                WHG SMIDCAP FUND

                        SUPPLEMENT DATED JANUARY 4, 2011
                                     TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
              DATED MARCH 1, 2010, AS SUPPLEMENTED APRIL 29, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Effective January 7, 2011, the WHG SMidCap Fund (the "Fund") is closed to new investors. Existing shareholders of the Fund may continue to make additional investments and reinvest dividends and capital gains distributions in the Fund.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-019-0100